Finance Leases - Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule Of Capital Leases [Line Items]
Total payable	$ 363,696
Interest	(89,903)
Net payable	273,793
2015 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	360,622
Interest	(89,642)
Net payable	270,980
2016 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	2,177
Interest	(193)
Net payable	1,984
2017 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	644
Interest	(60)
Net payable	584
2018 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	253
Interest	(8)
Net payable	$ 245